Income Taxes (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Line Items]
Deferred tax assets, operatingloss carry forwards, domestic	$ 229,200
Deferred tax assets, operating loss carryforwards, state and local	$ 49,500
Deferred tax assets operating loss carry forwards domestic carryover offset percentage threshold	80.00%
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 25,839	$ 19,731
Significant change in unrecognized tax benefits is reasonably possible, estimated range not possible	If recognized, these amounts would not affect our effective tax rate, since they would be offset by an equal corresponding adjustment in the deferred tax asset valuation allowance. We do not anticipate there will be a significant change in unrecognized tax benefits within the next 12 months.
Income tax examination, penalties and interest expense	$ 0	0
Other information pertaining to income taxes	The OBBBA makes changes to the U.S. corporate income tax including immediate expensing of domestic research and development costs while foreign expenditures will continue to be capitalized and amortized over 15 years and modifications to the timing of the deduction for interest expense.
Unrecognized Tax Benefits, Income Tax Penalties Expense	$ 0	$ 0
Income Tax Jurisdiction, Domestic Federal [Member] | Tax Year 2018 And After [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, operating loss carryforwards, not subject to expiration	$ 201,900